Pension and Postretirement Benefit Plans (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
United States Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	$ 14,013	$ 12,606
Other items to reconcile to fair value of plan assets	(232)	(504)
Fair value of plan assets	13,781	12,102	11,575
United States Qualified and Non-qualified Pension Benefits | Level 1
Benefit Plan Information
Total, before other items to reconcile	4,474	3,527
United States Qualified and Non-qualified Pension Benefits | Level 2
Benefit Plan Information
Total, before other items to reconcile	5,946	5,876
United States Qualified and Non-qualified Pension Benefits | Level 3
Benefit Plan Information
Total, before other items to reconcile	3,593	3,203
Fair value of plan assets	3,593	3,203	3,459
United States Qualified and Non-qualified Pension Benefits | Equities
Benefit Plan Information
Fair value of plan assets	3,899	3,339
United States Qualified and Non-qualified Pension Benefits | Equities | Level 1
Benefit Plan Information
Fair value of plan assets	2,994	2,281
United States Qualified and Non-qualified Pension Benefits | Equities | Level 2
Benefit Plan Information
Fair value of plan assets	422	616
United States Qualified and Non-qualified Pension Benefits | Equities | Level 3
Benefit Plan Information
Fair value of plan assets	483	442	506
United States Qualified and Non-qualified Pension Benefits | U.S. equities
Benefit Plan Information
Fair value of plan assets	1,678	1,205
United States Qualified and Non-qualified Pension Benefits | U.S. equities | Level 1
Benefit Plan Information
Fair value of plan assets	1,662	1,186
United States Qualified and Non-qualified Pension Benefits | U.S. equities | Level 2
Benefit Plan Information
Fair value of plan assets	11	14
United States Qualified and Non-qualified Pension Benefits | U.S. equities | Level 3
Benefit Plan Information
Fair value of plan assets	5	5
United States Qualified and Non-qualified Pension Benefits | Non-U.S. equities
Benefit Plan Information
Fair value of plan assets	1,332	1,096
United States Qualified and Non-qualified Pension Benefits | Non-U.S. equities | Level 1
Benefit Plan Information
Fair value of plan assets	1,332	1,095
United States Qualified and Non-qualified Pension Benefits | Non-U.S. equities | Level 2
Benefit Plan Information
Fair value of plan assets	0	1
United States Qualified and Non-qualified Pension Benefits | Non-U.S. equities | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Derivatives
Benefit Plan Information
Fair value of plan assets	5	(3)
United States Qualified and Non-qualified Pension Benefits | Derivatives | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Derivatives | Level 2
Benefit Plan Information
Fair value of plan assets	5	(3)
United States Qualified and Non-qualified Pension Benefits | Derivatives | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | EAFE index funds
Benefit Plan Information
Fair value of plan assets	250	476
United States Qualified and Non-qualified Pension Benefits | EAFE index funds | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | EAFE index funds | Level 2
Benefit Plan Information
Fair value of plan assets	250	476
United States Qualified and Non-qualified Pension Benefits | EAFE index funds | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Index funds
Benefit Plan Information
Fair value of plan assets	157	129
United States Qualified and Non-qualified Pension Benefits | Index funds | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Index funds | Level 2
Benefit Plan Information
Fair value of plan assets	156	128
United States Qualified and Non-qualified Pension Benefits | Index funds | Level 3
Benefit Plan Information
Fair value of plan assets	1	1
United States Qualified and Non-qualified Pension Benefits | Long/short equity
Benefit Plan Information
Fair value of plan assets	477	436
United States Qualified and Non-qualified Pension Benefits | Long/short equity | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Long/short equity | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Long/short equity | Level 3
Benefit Plan Information
Fair value of plan assets	477	436
United States Qualified and Non-qualified Pension Benefits | Fixed Income
Benefit Plan Information
Fair value of plan assets	4,088	4,014
United States Qualified and Non-qualified Pension Benefits | Fixed Income | Level 1
Benefit Plan Information
Fair value of plan assets	1,044	950
United States Qualified and Non-qualified Pension Benefits | Fixed Income | Level 2
Benefit Plan Information
Fair value of plan assets	3,042	2,990
United States Qualified and Non-qualified Pension Benefits | Fixed Income | Level 3
Benefit Plan Information
Fair value of plan assets	2	74	144
United States Qualified and Non-qualified Pension Benefits | U.S. government securities
Benefit Plan Information
Fair value of plan assets	1,640	1,645
United States Qualified and Non-qualified Pension Benefits | U.S. government securities | Level 1
Benefit Plan Information
Fair value of plan assets	844	776
United States Qualified and Non-qualified Pension Benefits | U.S. government securities | Level 2
Benefit Plan Information
Fair value of plan assets	796	869
United States Qualified and Non-qualified Pension Benefits | U.S. government securities | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Preferred and convertible securities
Benefit Plan Information
Fair value of plan assets	4	9
United States Qualified and Non-qualified Pension Benefits | Preferred and convertible securities | Level 1
Benefit Plan Information
Fair value of plan assets	4	4
United States Qualified and Non-qualified Pension Benefits | Preferred and convertible securities | Level 2
Benefit Plan Information
Fair value of plan assets	0	5
United States Qualified and Non-qualified Pension Benefits | Preferred and convertible securities | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | U.S. corporate bonds
Benefit Plan Information
Fair value of plan assets	1,445	1,222
United States Qualified and Non-qualified Pension Benefits | U.S. corporate bonds | Level 1
Benefit Plan Information
Fair value of plan assets	196	168
United States Qualified and Non-qualified Pension Benefits | U.S. corporate bonds | Level 2
Benefit Plan Information
Fair value of plan assets	1,249	1,049
United States Qualified and Non-qualified Pension Benefits | U.S. corporate bonds | Level 3
Benefit Plan Information
Fair value of plan assets	0	5
United States Qualified and Non-qualified Pension Benefits | Non-U.S. corporate bonds
Benefit Plan Information
Fair value of plan assets	286	244
United States Qualified and Non-qualified Pension Benefits | Non-U.S. corporate bonds | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Non-U.S. corporate bonds | Level 2
Benefit Plan Information
Fair value of plan assets	286	244
United States Qualified and Non-qualified Pension Benefits | Non-U.S. corporate bonds | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Non-U.S. government securities
Benefit Plan Information
Fair value of plan assets	378	314
United States Qualified and Non-qualified Pension Benefits | Non-U.S. government securities | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Non-U.S. government securities | Level 2
Benefit Plan Information
Fair value of plan assets	378	314
United States Qualified and Non-qualified Pension Benefits | Non-U.S. government securities | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Asset-backed securities:
Benefit Plan Information
Fair value of plan assets	21	23
United States Qualified and Non-qualified Pension Benefits | Asset-backed securities: | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Asset-backed securities: | Level 2
Benefit Plan Information
Fair value of plan assets	21	23
United States Qualified and Non-qualified Pension Benefits | Asset-backed securities: | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Collateralized mortgage obligations
Benefit Plan Information
Fair value of plan assets	43	137
United States Qualified and Non-qualified Pension Benefits | Collateralized mortgage obligations | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Collateralized mortgage obligations | Level 2
Benefit Plan Information
Fair value of plan assets	43	137
United States Qualified and Non-qualified Pension Benefits | Collateralized mortgage obligations | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Other - fixed income
Benefit Plan Information
Fair value of plan assets	29	24
United States Qualified and Non-qualified Pension Benefits | Other - fixed income | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Other - fixed income | Level 2
Benefit Plan Information
Fair value of plan assets	29	24
United States Qualified and Non-qualified Pension Benefits | Other - fixed income | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Private placements
Benefit Plan Information
Fair value of plan assets	166	194
United States Qualified and Non-qualified Pension Benefits | Private placements | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Private placements | Level 2
Benefit Plan Information
Fair value of plan assets	164	125
United States Qualified and Non-qualified Pension Benefits | Private placements | Level 3
Benefit Plan Information
Fair value of plan assets	2	69
United States Qualified and Non-qualified Pension Benefits | Derivative instruments
Benefit Plan Information
Fair value of plan assets	76	202
United States Qualified and Non-qualified Pension Benefits | Derivative instruments | Level 1
Benefit Plan Information
Fair value of plan assets	0	2
United States Qualified and Non-qualified Pension Benefits | Derivative instruments | Level 2
Benefit Plan Information
Fair value of plan assets	76	200
United States Qualified and Non-qualified Pension Benefits | Derivative instruments | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Private Equity
Benefit Plan Information
Fair value of plan assets	2,143	2,063
United States Qualified and Non-qualified Pension Benefits | Private Equity | Level 1
Benefit Plan Information
Fair value of plan assets	7	1
United States Qualified and Non-qualified Pension Benefits | Private Equity | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Private Equity | Level 3
Benefit Plan Information
Fair value of plan assets	2,136	2,062	2,075
United States Qualified and Non-qualified Pension Benefits | Buyouts
Benefit Plan Information
Fair value of plan assets	662	618
United States Qualified and Non-qualified Pension Benefits | Buyouts | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Buyouts | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Buyouts | Level 3
Benefit Plan Information
Fair value of plan assets	662	618
United States Qualified and Non-qualified Pension Benefits | Derivative instruments
Benefit Plan Information
Fair value of plan assets	(51)	0
United States Qualified and Non-qualified Pension Benefits | Derivative instruments | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Derivative instruments | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Derivative instruments | Level 3
Benefit Plan Information
Fair value of plan assets	(51)	0
United States Qualified and Non-qualified Pension Benefits | Direct investments
Benefit Plan Information
Fair value of plan assets	129	0
United States Qualified and Non-qualified Pension Benefits | Direct investments | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Direct investments | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Direct investments | Level 3
Benefit Plan Information
Fair value of plan assets	129	0
United States Qualified and Non-qualified Pension Benefits | Distressed debt
Benefit Plan Information
Fair value of plan assets	301	333
United States Qualified and Non-qualified Pension Benefits | Distressed debt | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Distressed debt | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Distressed debt | Level 3
Benefit Plan Information
Fair value of plan assets	301	333
United States Qualified and Non-qualified Pension Benefits | Growth equity
Benefit Plan Information
Fair value of plan assets	91	28
United States Qualified and Non-qualified Pension Benefits | Growth equity | Level 1
Benefit Plan Information
Fair value of plan assets	7	1
United States Qualified and Non-qualified Pension Benefits | Growth equity | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Growth equity | Level 3
Benefit Plan Information
Fair value of plan assets	84	27
United States Qualified and Non-qualified Pension Benefits | Mezzanine
Benefit Plan Information
Fair value of plan assets	82	90
United States Qualified and Non-qualified Pension Benefits | Mezzanine | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Mezzanine | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Mezzanine | Level 3
Benefit Plan Information
Fair value of plan assets	82	90
United States Qualified and Non-qualified Pension Benefits | Real estate
Benefit Plan Information
Fair value of plan assets	136	148
United States Qualified and Non-qualified Pension Benefits | Real estate | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Real estate | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Real estate | Level 3
Benefit Plan Information
Fair value of plan assets	136	148
United States Qualified and Non-qualified Pension Benefits | Secondary
Benefit Plan Information
Fair value of plan assets	166	181
United States Qualified and Non-qualified Pension Benefits | Secondary | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Secondary | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Secondary | Level 3
Benefit Plan Information
Fair value of plan assets	166	181
United States Qualified and Non-qualified Pension Benefits | Venture capital
Benefit Plan Information
Fair value of plan assets	627	665
United States Qualified and Non-qualified Pension Benefits | Venture capital | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Venture capital | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Venture capital | Level 3
Benefit Plan Information
Fair value of plan assets	627	665
United States Qualified and Non-qualified Pension Benefits | Absolute Return
Benefit Plan Information
Fair value of plan assets	1,698	1,755
United States Qualified and Non-qualified Pension Benefits | Absolute Return | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Absolute Return | Level 2
Benefit Plan Information
Fair value of plan assets	833	1,235
United States Qualified and Non-qualified Pension Benefits | Absolute Return | Level 3
Benefit Plan Information
Fair value of plan assets	865	520	623
United States Qualified and Non-qualified Pension Benefits | Hedge funds and hedge fund of funds
Benefit Plan Information
Fair value of plan assets	1,497	1,323
United States Qualified and Non-qualified Pension Benefits | Hedge funds and hedge fund of funds | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Hedge funds and hedge fund of funds | Level 2
Benefit Plan Information
Fair value of plan assets	833	1,235
United States Qualified and Non-qualified Pension Benefits | Hedge funds and hedge fund of funds | Level 3
Benefit Plan Information
Fair value of plan assets	664	88
United States Qualified and Non-qualified Pension Benefits | Bank loan and other fixed income funds
Benefit Plan Information
Fair value of plan assets	201	432
United States Qualified and Non-qualified Pension Benefits | Bank loan and other fixed income funds | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Bank loan and other fixed income funds | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Bank loan and other fixed income funds | Level 3
Benefit Plan Information
Fair value of plan assets	201	432
United States Qualified and Non-qualified Pension Benefits | Commodities
Benefit Plan Information
Fair value of plan assets	209	540
United States Qualified and Non-qualified Pension Benefits | Commodities | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Commodities | Level 2
Benefit Plan Information
Fair value of plan assets	102	435
United States Qualified and Non-qualified Pension Benefits | Commodities | Level 3
Benefit Plan Information
Fair value of plan assets	107	105	111
United States Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalents
Benefit Plan Information
Fair value of plan assets	1,976	895
United States Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalents | Level 1
Benefit Plan Information
Fair value of plan assets	429	295
United States Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalents | Level 2
Benefit Plan Information
Fair value of plan assets	1,547	600
United States Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalents | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	5,244	4,668
Other items to reconcile to fair value of plan assets	(22)	(25)
Fair value of plan assets	5,222	4,643	4,355
International Qualified and Non-qualified Pension Benefits | Level 1
Benefit Plan Information
Total, before other items to reconcile	1,865	1,505
International Qualified and Non-qualified Pension Benefits | Level 2
Benefit Plan Information
Total, before other items to reconcile	2,782	2,682
International Qualified and Non-qualified Pension Benefits | Level 3
Benefit Plan Information
Total, before other items to reconcile	597	481
Fair value of plan assets	597	481	546
International Qualified and Non-qualified Pension Benefits | Equities
Benefit Plan Information
Fair value of plan assets	1,721	1,676
International Qualified and Non-qualified Pension Benefits | Equities | Level 1
Benefit Plan Information
Fair value of plan assets	1,184	1,002
International Qualified and Non-qualified Pension Benefits | Equities | Level 2
Benefit Plan Information
Fair value of plan assets	532	669
International Qualified and Non-qualified Pension Benefits | Equities | Level 3
Benefit Plan Information
Fair value of plan assets	5	5	98
International Qualified and Non-qualified Pension Benefits | Growth equities
Benefit Plan Information
Fair value of plan assets	761	515
International Qualified and Non-qualified Pension Benefits | Growth equities | Level 1
Benefit Plan Information
Fair value of plan assets	628	374
International Qualified and Non-qualified Pension Benefits | Growth equities | Level 2
Benefit Plan Information
Fair value of plan assets	133	141
International Qualified and Non-qualified Pension Benefits | Growth equities | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
International Qualified and Non-qualified Pension Benefits | Value equities
Benefit Plan Information
Fair value of plan assets	491	499
International Qualified and Non-qualified Pension Benefits | Value equities | Level 1
Benefit Plan Information
Fair value of plan assets	468	401
International Qualified and Non-qualified Pension Benefits | Value equities | Level 2
Benefit Plan Information
Fair value of plan assets	23	98
International Qualified and Non-qualified Pension Benefits | Value equities | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
International Qualified and Non-qualified Pension Benefits | Core equities
Benefit Plan Information
Fair value of plan assets	469	662
International Qualified and Non-qualified Pension Benefits | Core equities | Level 1
Benefit Plan Information
Fair value of plan assets	88	227
International Qualified and Non-qualified Pension Benefits | Core equities | Level 2
Benefit Plan Information
Fair value of plan assets	376	430
International Qualified and Non-qualified Pension Benefits | Core equities | Level 3
Benefit Plan Information
Fair value of plan assets	5	5
International Qualified and Non-qualified Pension Benefits | Fixed Income
Benefit Plan Information
Fair value of plan assets	2,571	2,127
International Qualified and Non-qualified Pension Benefits | Fixed Income | Level 1
Benefit Plan Information
Fair value of plan assets	467	394
International Qualified and Non-qualified Pension Benefits | Fixed Income | Level 2
Benefit Plan Information
Fair value of plan assets	2,068	1,694
International Qualified and Non-qualified Pension Benefits | Fixed Income | Level 3
Benefit Plan Information
Fair value of plan assets	36	39	34
International Qualified and Non-qualified Pension Benefits | Domestic government debt
Benefit Plan Information
Fair value of plan assets	991	773
International Qualified and Non-qualified Pension Benefits | Domestic government debt | Level 1
Benefit Plan Information
Fair value of plan assets	297	188
International Qualified and Non-qualified Pension Benefits | Domestic government debt | Level 2
Benefit Plan Information
Fair value of plan assets	694	579
International Qualified and Non-qualified Pension Benefits | Domestic government debt | Level 3
Benefit Plan Information
Fair value of plan assets	0	6
International Qualified and Non-qualified Pension Benefits | Foreign government debt
Benefit Plan Information
Fair value of plan assets	617	742
International Qualified and Non-qualified Pension Benefits | Foreign government debt | Level 1
Benefit Plan Information
Fair value of plan assets	170	93
International Qualified and Non-qualified Pension Benefits | Foreign government debt | Level 2
Benefit Plan Information
Fair value of plan assets	445	647
International Qualified and Non-qualified Pension Benefits | Foreign government debt | Level 3
Benefit Plan Information
Fair value of plan assets	2	2
International Qualified and Non-qualified Pension Benefits | Corporate debt securities
Benefit Plan Information
Fair value of plan assets	648	536
International Qualified and Non-qualified Pension Benefits | Corporate debt securities | Level 1
Benefit Plan Information
Fair value of plan assets	0	113
International Qualified and Non-qualified Pension Benefits | Corporate debt securities | Level 2
Benefit Plan Information
Fair value of plan assets	630	404
International Qualified and Non-qualified Pension Benefits | Corporate debt securities | Level 3
Benefit Plan Information
Fair value of plan assets	18	19
International Qualified and Non-qualified Pension Benefits | Mortgage backed debt
Benefit Plan Information
Fair value of plan assets	31	25
International Qualified and Non-qualified Pension Benefits | Mortgage backed debt | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
International Qualified and Non-qualified Pension Benefits | Mortgage backed debt | Level 2
Benefit Plan Information
Fair value of plan assets	31	25
International Qualified and Non-qualified Pension Benefits | Mortgage backed debt | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
International Qualified and Non-qualified Pension Benefits | Other - debt obligations
Benefit Plan Information
Fair value of plan assets	284	51
International Qualified and Non-qualified Pension Benefits | Other - debt obligations | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
International Qualified and Non-qualified Pension Benefits | Other - debt obligations | Level 2
Benefit Plan Information
Fair value of plan assets	268	39
International Qualified and Non-qualified Pension Benefits | Other - debt obligations | Level 3
Benefit Plan Information
Fair value of plan assets	16	12
International Qualified and Non-qualified Pension Benefits | Private Equity
Benefit Plan Information
Fair value of plan assets	116	155
International Qualified and Non-qualified Pension Benefits | Private Equity | Level 1
Benefit Plan Information
Fair value of plan assets	3	3
International Qualified and Non-qualified Pension Benefits | Private Equity | Level 2
Benefit Plan Information
Fair value of plan assets	42	85
International Qualified and Non-qualified Pension Benefits | Private Equity | Level 3
Benefit Plan Information
Fair value of plan assets	71	67	70
International Qualified and Non-qualified Pension Benefits | Private equity funds
Benefit Plan Information
Fair value of plan assets	22	67
International Qualified and Non-qualified Pension Benefits | Private equity funds | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
International Qualified and Non-qualified Pension Benefits | Private equity funds | Level 2
Benefit Plan Information
Fair value of plan assets	0	47
International Qualified and Non-qualified Pension Benefits | Private equity funds | Level 3
Benefit Plan Information
Fair value of plan assets	22	20
International Qualified and Non-qualified Pension Benefits | Real estate
Benefit Plan Information
Fair value of plan assets	94	88
International Qualified and Non-qualified Pension Benefits | Real estate | Level 1
Benefit Plan Information
Fair value of plan assets	3	3
International Qualified and Non-qualified Pension Benefits | Real estate | Level 2
Benefit Plan Information
Fair value of plan assets	42	38
International Qualified and Non-qualified Pension Benefits | Real estate | Level 3
Benefit Plan Information
Fair value of plan assets	49	47
International Qualified and Non-qualified Pension Benefits | Absolute Return
Benefit Plan Information
Fair value of plan assets	604	602
International Qualified and Non-qualified Pension Benefits | Absolute Return | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
International Qualified and Non-qualified Pension Benefits | Absolute Return | Level 2
Benefit Plan Information
Fair value of plan assets	119	232
International Qualified and Non-qualified Pension Benefits | Absolute Return | Level 3
Benefit Plan Information
Fair value of plan assets	485	370	344
International Qualified and Non-qualified Pension Benefits | Hedge funds
Benefit Plan Information
Fair value of plan assets	125	172
International Qualified and Non-qualified Pension Benefits | Hedge funds | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
International Qualified and Non-qualified Pension Benefits | Hedge funds | Level 2
Benefit Plan Information
Fair value of plan assets	75	172
International Qualified and Non-qualified Pension Benefits | Hedge funds | Level 3
Benefit Plan Information
Fair value of plan assets	50	0
International Qualified and Non-qualified Pension Benefits | Insurance
Benefit Plan Information
Fair value of plan assets	433	369
International Qualified and Non-qualified Pension Benefits | Insurance | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
International Qualified and Non-qualified Pension Benefits | Insurance | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
International Qualified and Non-qualified Pension Benefits | Insurance | Level 3
Benefit Plan Information
Fair value of plan assets	433	369
International Qualified and Non-qualified Pension Benefits | Derivatives - Absolute Return
Benefit Plan Information
Fair value of plan assets	20	58
International Qualified and Non-qualified Pension Benefits | Derivatives - Absolute Return | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
International Qualified and Non-qualified Pension Benefits | Derivatives - Absolute Return | Level 2
Benefit Plan Information
Fair value of plan assets	20	58
International Qualified and Non-qualified Pension Benefits | Derivatives - Absolute Return | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
International Qualified and Non-qualified Pension Benefits | Other - Absolute Return
Benefit Plan Information
Fair value of plan assets	26	3
International Qualified and Non-qualified Pension Benefits | Other - Absolute Return | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
International Qualified and Non-qualified Pension Benefits | Other - Absolute Return | Level 2
Benefit Plan Information
Fair value of plan assets	24	2
International Qualified and Non-qualified Pension Benefits | Other - Absolute Return | Level 3
Benefit Plan Information
Fair value of plan assets	2	1
International Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalents
Benefit Plan Information
Fair value of plan assets	232	108
International Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalents | Level 1
Benefit Plan Information
Fair value of plan assets	211	106
International Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalents | Level 2
Benefit Plan Information
Fair value of plan assets	21	2
International Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalents | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits
Benefit Plan Information
Total, before other items to reconcile	1,329	1,212
Other items to reconcile to fair value of plan assets	(8)	(3)
Fair value of plan assets	1,321	1,209	1,149
Postretirement Benefits | Level 1
Benefit Plan Information
Total, before other items to reconcile	640	511
Postretirement Benefits | Level 2
Benefit Plan Information
Total, before other items to reconcile	471	477
Postretirement Benefits | Level 3
Benefit Plan Information
Total, before other items to reconcile	218	224
Fair value of plan assets	218	224	269
Postretirement Benefits | Equities
Benefit Plan Information
Fair value of plan assets	586	512
Postretirement Benefits | Equities | Level 1
Benefit Plan Information
Fair value of plan assets	520	440
Postretirement Benefits | Equities | Level 2
Benefit Plan Information
Fair value of plan assets	50	58
Postretirement Benefits | Equities | Level 3
Benefit Plan Information
Fair value of plan assets	16	14	16
Postretirement Benefits | U.S. equities
Benefit Plan Information
Fair value of plan assets	466	396
Postretirement Benefits | U.S. equities | Level 1
Benefit Plan Information
Fair value of plan assets	466	396
Postretirement Benefits | U.S. equities | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | U.S. equities | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Non-U.S. equities
Benefit Plan Information
Fair value of plan assets	54	44
Postretirement Benefits | Non-U.S. equities | Level 1
Benefit Plan Information
Fair value of plan assets	54	44
Postretirement Benefits | Non-U.S. equities | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Non-U.S. equities | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | EAFE index funds
Benefit Plan Information
Fair value of plan assets	8	15
Postretirement Benefits | EAFE index funds | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | EAFE index funds | Level 2
Benefit Plan Information
Fair value of plan assets	8	15
Postretirement Benefits | EAFE index funds | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Index funds
Benefit Plan Information
Fair value of plan assets	42	43
Postretirement Benefits | Index funds | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Index funds | Level 2
Benefit Plan Information
Fair value of plan assets	42	43
Postretirement Benefits | Index funds | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Long/short equity
Benefit Plan Information
Fair value of plan assets	16	14
Postretirement Benefits | Long/short equity | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Long/short equity | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Long/short equity | Level 3
Benefit Plan Information
Fair value of plan assets	16	14
Postretirement Benefits | Fixed Income
Benefit Plan Information
Fair value of plan assets	410	377
Postretirement Benefits | Fixed Income | Level 1
Benefit Plan Information
Fair value of plan assets	69	61
Postretirement Benefits | Fixed Income | Level 2
Benefit Plan Information
Fair value of plan assets	341	314
Postretirement Benefits | Fixed Income | Level 3
Benefit Plan Information
Fair value of plan assets	0	2	4
Postretirement Benefits | U.S. government securities
Benefit Plan Information
Fair value of plan assets	280	252
Postretirement Benefits | U.S. government securities | Level 1
Benefit Plan Information
Fair value of plan assets	63	55
Postretirement Benefits | U.S. government securities | Level 2
Benefit Plan Information
Fair value of plan assets	217	197
Postretirement Benefits | U.S. government securities | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | U.S. corporate bonds
Benefit Plan Information
Fair value of plan assets	74	68
Postretirement Benefits | U.S. corporate bonds | Level 1
Benefit Plan Information
Fair value of plan assets	6	6
Postretirement Benefits | U.S. corporate bonds | Level 2
Benefit Plan Information
Fair value of plan assets	68	62
Postretirement Benefits | U.S. corporate bonds | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Non-U.S. corporate bonds
Benefit Plan Information
Fair value of plan assets	16	14
Postretirement Benefits | Non-U.S. corporate bonds | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Non-U.S. corporate bonds | Level 2
Benefit Plan Information
Fair value of plan assets	16	14
Postretirement Benefits | Non-U.S. corporate bonds | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Non-U.S. government securities
Benefit Plan Information
Fair value of plan assets	16	12
Postretirement Benefits | Non-U.S. government securities | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Non-U.S. government securities | Level 2
Benefit Plan Information
Fair value of plan assets	16	12
Postretirement Benefits | Non-U.S. government securities | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Asset-backed securities:
Benefit Plan Information
Fair value of plan assets	6	5
Postretirement Benefits | Asset-backed securities: | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Asset-backed securities: | Level 2
Benefit Plan Information
Fair value of plan assets	6	5
Postretirement Benefits | Asset-backed securities: | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Collateralized mortgage obligations
Benefit Plan Information
Fair value of plan assets	4	7
Postretirement Benefits | Collateralized mortgage obligations | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Collateralized mortgage obligations | Level 2
Benefit Plan Information
Fair value of plan assets	4	7
Postretirement Benefits | Collateralized mortgage obligations | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Other - fixed income
Benefit Plan Information
Fair value of plan assets	1	1
Postretirement Benefits | Other - fixed income | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Other - fixed income | Level 2
Benefit Plan Information
Fair value of plan assets	1	1
Postretirement Benefits | Other - fixed income | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Private placements
Benefit Plan Information
Fair value of plan assets	11	11
Postretirement Benefits | Private placements | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Private placements | Level 2
Benefit Plan Information
Fair value of plan assets	11	9
Postretirement Benefits | Private placements | Level 3
Benefit Plan Information
Fair value of plan assets	0	2
Postretirement Benefits | Derivative instruments
Benefit Plan Information
Fair value of plan assets	2	7
Postretirement Benefits | Derivative instruments | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Derivative instruments | Level 2
Benefit Plan Information
Fair value of plan assets	2	7
Postretirement Benefits | Derivative instruments | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Private Equity
Benefit Plan Information
Fair value of plan assets	170	187
Postretirement Benefits | Private Equity | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Private Equity | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Private Equity | Level 3
Benefit Plan Information
Fair value of plan assets	170	187	226
Postretirement Benefits | Buyouts
Benefit Plan Information
Fair value of plan assets	51	56
Postretirement Benefits | Buyouts | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Buyouts | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Buyouts | Level 3
Benefit Plan Information
Fair value of plan assets	51	56
Postretirement Benefits | Derivative instruments
Benefit Plan Information
Fair value of plan assets	(2)	0
Postretirement Benefits | Derivative instruments | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Derivative instruments | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Derivative instruments | Level 3
Benefit Plan Information
Fair value of plan assets	(2)	0
Postretirement Benefits | Direct investments
Benefit Plan Information
Fair value of plan assets	4	0
Postretirement Benefits | Direct investments | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Direct investments | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Direct investments | Level 3
Benefit Plan Information
Fair value of plan assets	4	0
Postretirement Benefits | Distressed debt
Benefit Plan Information
Fair value of plan assets	11	17
Postretirement Benefits | Distressed debt | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Distressed debt | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Distressed debt | Level 3
Benefit Plan Information
Fair value of plan assets	11	17
Postretirement Benefits | Growth equity
Benefit Plan Information
Fair value of plan assets	3	1
Postretirement Benefits | Growth equity | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Growth equity | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Growth equity | Level 3
Benefit Plan Information
Fair value of plan assets	3	1
Postretirement Benefits | Mezzanine
Benefit Plan Information
Fair value of plan assets	3	3
Postretirement Benefits | Mezzanine | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Mezzanine | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Mezzanine | Level 3
Benefit Plan Information
Fair value of plan assets	3	3
Postretirement Benefits | Real estate
Benefit Plan Information
Fair value of plan assets	4	4
Postretirement Benefits | Real estate | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Real estate | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Real estate | Level 3
Benefit Plan Information
Fair value of plan assets	4	4
Postretirement Benefits | Secondary
Benefit Plan Information
Fair value of plan assets	5	6
Postretirement Benefits | Secondary | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Secondary | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Secondary | Level 3
Benefit Plan Information
Fair value of plan assets	5	6
Postretirement Benefits | Venture capital
Benefit Plan Information
Fair value of plan assets	91	100
Postretirement Benefits | Venture capital | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Venture capital | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Venture capital | Level 3
Benefit Plan Information
Fair value of plan assets	91	100
Postretirement Benefits | Absolute Return
Benefit Plan Information
Fair value of plan assets	55	57
Postretirement Benefits | Absolute Return | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Absolute Return | Level 2
Benefit Plan Information
Fair value of plan assets	27	40
Postretirement Benefits | Absolute Return | Level 3
Benefit Plan Information
Fair value of plan assets	28	17	20
Postretirement Benefits | Hedge funds and hedge fund of funds
Benefit Plan Information
Fair value of plan assets	48	43
Postretirement Benefits | Hedge funds and hedge fund of funds | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Hedge funds and hedge fund of funds | Level 2
Benefit Plan Information
Fair value of plan assets	27	40
Postretirement Benefits | Hedge funds and hedge fund of funds | Level 3
Benefit Plan Information
Fair value of plan assets	21	3
Postretirement Benefits | Bank loan and other fixed income funds
Benefit Plan Information
Fair value of plan assets	7	14
Postretirement Benefits | Bank loan and other fixed income funds | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Bank loan and other fixed income funds | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Bank loan and other fixed income funds | Level 3
Benefit Plan Information
Fair value of plan assets	7	14
Postretirement Benefits | Commodities
Benefit Plan Information
Fair value of plan assets	7	18
Postretirement Benefits | Commodities | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Commodities | Level 2
Benefit Plan Information
Fair value of plan assets	3	14
Postretirement Benefits | Commodities | Level 3
Benefit Plan Information
Fair value of plan assets	4	4	3
Postretirement Benefits | Cash and Cash Equivalents
Benefit Plan Information
Fair value of plan assets	101	61
Postretirement Benefits | Cash and Cash Equivalents | Level 1
Benefit Plan Information
Fair value of plan assets	51	10
Postretirement Benefits | Cash and Cash Equivalents | Level 2
Benefit Plan Information
Fair value of plan assets	50	51
Postretirement Benefits | Cash and Cash Equivalents | Level 3
Benefit Plan Information
Fair value of plan assets	$ 0	$ 0